Impairment of Mineral Stream Interests (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Schedule of Impairment of Mineral Stream Interests
Based on the Company’s analysis, the following PMPA was determined to be impaired:

		Years Ended December 31

(in thousands)	Note	2024	2023

Cobalt Interests

Voisey’s Bay		108,861	-

Total impairment expense		$108,861	$-